Intangible Assets and Goodwill (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Intangible Assets and Goodwill
Balance at beginning of the period		R$ 5,538,367	[1]	R$ 4,924,726
Additions		90,587		55,916
Additions through business combinations		23,981		730,419
Disposals		(13,937)
Amorization		(211,323)		(172,695)
Transfers				0
Balance at end of the period		5,427,676		5,538,367	[1]
Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period		96,045	[1]	83,414
Additions		12,881		25,560
Additions through business combinations		3,225		11,036
Disposals		0
Amorization		(31,430)		(30,482)
Transfers				6,517
Balance at end of the period		80,722		96,045	[1]
Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period		922,105	[1]	928,858
Additions		0		0
Additions through business combinations		3,833		83,589
Disposals		(140)
Amorization		(102,615)		(90,342)
Transfers				0
Balance at end of the period		823,183		922,105	[1]
Trademarks [member]
Intangible Assets and Goodwill
Balance at beginning of the period		546,358	[1]	573,586
Additions		0		0
Additions through business combinations		0		0
Disposals		(434)
Amorization		(27,309)		(27,309)
Transfers				0
Balance at end of the period		518,615		546,358	[1]
Trade Agreement
Intangible Assets and Goodwill
Balance at beginning of the period		243,495	[1]	0
Additions		0		0
Additions through business combinations		0		247,622
Disposals		0
Amorization		(24,668)		(4,127)
Transfers				0
Balance at end of the period		218,827		243,495	[1]
Platform content production [member]
Intangible Assets and Goodwill
Balance at beginning of the period		24,294	[1]	23,821	[2]
Additions		62,722		20,808	[2]
Additions through business combinations		0		0	[2]
Disposals		(13,348)
Amorization		(25,298)		(20,335)	[2]
Transfers	[2]			0
Balance at end of the period		48,370		24,294	[1]
Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period		7,281	[1]	6,243
Additions		17		39
Additions through business combinations		0		1,099
Disposals		(15)
Amorization		(3)		(100)
Transfers				0
Balance at end of the period		7,280		7,281	[1]
In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period		3,991	[1]	999
Additions		14,967		9,509
Additions through business combinations		0		0
Disposals		0
Amorization		0		0
Transfers				(6,517)
Balance at end of the period		18,958		3,991	[1]
Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period		3,694,798	[1]	3,307,805	[3]
Additions		0		0	[3]
Additions through business combinations		16,923		387,074	[3]
Disposals		0
Amorization		0		0	[3]
Transfers	[3]			0
Balance at end of the period		3,711,721		3,694,798	[1]
Previously stated [member]
Intangible Assets and Goodwill
Balance at beginning of the period		5,538,367
Balance at end of the period				5,538,367
Previously stated [member] | Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period		96,045
Balance at end of the period				96,045
Previously stated [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period		922,105
Balance at end of the period				922,105
Previously stated [member] | Trademarks [member]
Intangible Assets and Goodwill
Balance at beginning of the period		546,277
Balance at end of the period				546,277
Previously stated [member] | Trade Agreement
Intangible Assets and Goodwill
Balance at beginning of the period		243,495
Balance at end of the period				243,495
Previously stated [member] | Platform content production [member]
Intangible Assets and Goodwill
Balance at beginning of the period	[2]	24,294
Balance at end of the period	[2]			24,294
Previously stated [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period		7,281
Balance at end of the period				7,281
Previously stated [member] | In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period		3,991
Balance at end of the period				3,991
Previously stated [member] | Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period	[3]	R$ 3,694,879
Balance at end of the period	[3]			R$ 3,694,879

[1]	Considers the review of goodwill and intangibles assets of the acquisition of EMME and Redação Nota Mil, acquired during the year 2021.
[2]	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include “Plurall Digital Transformation” in the amount of R$ 20,808 million, and project related to learning systems, in the amount of R$ 9,509 million.
[3]	The Company recognized R$ 387,074 as goodwill on SEL, Redação Nota 1000, EMME and De Gouges acquisition, see Note 5.